Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Pensions and other post-employment benefits
Schedule of financial assumptions in assessing the defined benefit liabilities

	2023 %pa	2022 %pa
Germany
Rate of increase of future earnings	3.0	3.0
Discount rate	3.3	3.7
Expected pension increases	2.1	2.5
Inflation rate	2.1	2.5
Switzerland
Rate of increase of future earnings	2.0	2.0
Discount rate	1.4	2.2
Expected pension increases	N/A	N/A
Inflation rate	1.3	1.3
Ireland
Rate of increase of future earnings	2.0	2.0
Discount rate	3.3	3.6
Expected pension increases	3.0	3.0
Inflation rate	2.1	2.4
Rest of World
Rate of increase of future earnings	N/A	N/A
Discount rate	5.1	5.4
Expected pension increases	N/A	N/A
Inflation rate	2.5	2.5

Schedule of average life expectancy

As at 31 December 2023

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.3	29.0	26.6	28.5	26.9	29.7	27.3	28.7
Projected for 2043	28.1	31.3	28.5	30.2	29.7	31.9	28.9	30.2

As at 31 December 2022

	Germany		Switzerland		Ireland		Rest of World
Years	Male	Female	Male	Female	Male	Female	Male	Female
Current	25.7	29.4	26.5	28.4	26.8	29.5	27.3	28.6
Projected for 2042	28.7	31.7	28.4	30.1	29.4	31.7	28.8	30.1

Schedule of pension fund in income statement

	2023 £m	2022 £m	2021 £m
German pension schemes	5	5	4
Swiss pension schemes	9	9	5
Irish pension schemes	2	5	6
Other overseas pension schemes	28	24	5
Unfunded post-employment healthcare schemes	10	9	10
Total	54	52	30
Analysed as:
Defined benefit pension schemes	26	27	22
Defined contribution pensions schemes	28	25	8

Schedule of costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement

	Net pensions total £m	Other post- employment obligations total £m	Total post- employment obligations £m
2023
Cost of sales	10	8	18
Research and development	1	–	1
Selling, general and administration	7	–	7
31 December 2023	18	8	26
2022
Cost of sales	12	9	21
Research and development	1	–	1
Selling, general and administration	5	–	5
31 December 2022	18	9	27
2021
Cost of sales	10	10	20
Research and development	–	–	–
Selling, general and administration	2	–	2
31 December 2021	12	10	22

Schedule of amount recorded in the income statement and statement of comprehensive income in relation

	2023			2022			2021
	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m	Pensions £m	Other post- employment benefits £m	Total £m
31 December
Amounts charged to operating profit:
Current service cost	16	6	22	16	7	23	18	8	26
Past service cost/(credit)	1	–	1	1	–	1	(4)	–	(4)
Gain from settlement	–	–	–	–	–	–	(3)	–	(3)
Net interest cost	1	2	3	1	2	3	1	2	3
Total	18	8	26	18	9	27	12	10	22
Remeasurements recorded in the statement of comprehensive income	(6)	1	(5)	(91)	(32)	(123)	(8)	(19)	(27)

Schedule of fair values of the assets and liabilities

31 December 2023

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	53	76	47	5	181
Property	–	71	–	–	71
Listed bonds	56	91	154	19	320
Insurance contracts	23	49	–	–	72
Other assets	1	31	2	12	46
Fair value of assets	133	318	203	36	690
Asset ceiling restriction	–	(29)	–	–	(29)
Fair value of assets after asset ceiling	133	289	203	36	661
Present value of scheme obligations	(184)	(289)	(174)	(50)	(697)
Recognised on the balance sheet	(51)	–	29	(14)	(36)
Included in post-employment benefit assets	–	–	29	7	36
Included in post-employment benefit obligations	(51)	–	–	(21)	(72)
Total	(51)	–	29	(14)	(36)
Actual return on plan assets	11	16	20	2	49

31 December 2022

	Germany £m	Switzerland £m	Ireland £m	Rest of World £m	Total £m
Listed equities	48	81	69	6	204
Property	–	70	–	–	70
Listed bonds	49	80	110	21	260
Insurance contracts	26	46	–	–	72
Other assets	–	8	2	12	22
Fair value of assets	123	285	181	39	628
Asset ceiling restriction	–	(34)	–	–	(34)
Fair value of assets after asset ceiling	123	251	181	39	594
Present value of scheme obligations	(185)	(251)	(163)	(47)	(646)
Recognised on the balance sheet	(62)	–	18	(8)	(52)
Included in post-employment benefit assets	–	–	18	7	25
Included in post-employment benefit obligations	(62)	–	–	(15)	(77)
Total	(62)	–	18	(8)	(52)
Actual loss on plan assets	(19)	(36)	(67)	(3)	(125)

Schedule of defined benefit pension obligation funded status

	2023 £m	2022 £m
Funded	(684)	(633)
Unfunded	(13)	(13)
Total	(697)	(646)

Schedule of movement in the net defined benefit liability

	Fair value of assets £m	Present value of obligation £m	Net pensions total £m	Net post -employment obligations £m
At 1 January 2022	680	(822)	(142)	(100)
Exchange adjustments	45	(56)	(11)	(8)
Service cost	–	(16)	(16)	(7)
Past service cost	–	(1)	(1)	–
Interest income/(cost)	6	(7)	(1)	(2)
Remeasurements:
Return on plan assets, excluding amounts included in interest	(131)	–	(131)	–
Gain from change in financial assumptions	–	235	235	25
Experience (losses)/gains	–	(13)	(13)	7
Employers' contributions	28	–	28	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(41)	41	–	1
At 31 December 2022	594	(646)	(52)	(84)
Exchange adjustments	6	(8)	(2)	6
Service cost	–	(16)	(16)	(6)
Past service cost	–	(1)	(1)	–
Interest income/(cost)	18	(19)	(1)	(2)
Remeasurements:
Return on plan assets, excluding amounts included in interest	31	–	31	–
Gain from change in financial assumptions	–	(24)	(24)	(1)
Experience (losses)/gains	–	(3)	(3)	2
Employers' contributions	32	–	32	–
Scheme participants' contributions	7	(7)	–	–
Benefits paid	(27)	27	–	1
At 31 December 2023	661	(697)	(36)	(85)

Schedule of reconciliation of the net post-employment benefit to the balances recognized on balance sheet

	2023 £m	2022 £m
Net pension obligations	(36)	(52)
Net post-employment obligations	(85)	(84)
Net post-employment benefit	(121)	(136)
Post-employment benefit assets recognised on the consolidated balance sheet	36	25
Post-employment benefit obligations recognised on the consolidated balance sheet	(157)	(161)
Net post-employment benefit	(121)	(136)

Schedule of defined benefit pension and post-retirement obligations analysed by membership category

	Pension		Post-employment obligations
	2023 £m	2022 £m	2023 £m	2022 £m
Active	(354)	(389)	(76)	(81)
Retired	(229)	(150)	(5)	(3)
Deferred	(115)	(107)	(4)	–
Total	(697)	(646)	(85)	(84)

Schedule of sensitivity analysis

	2023 £m	2022 £m
0.50% decrease in discount rate:
Increase in annual pension cost	2.2	2.2
Increase in annual post-employment benefits cost	0.2	0.2
Increase in pension obligation	47.4	42.9
Increase in post-employment benefits obligation	3.8	3.7
0.50% increase in discount rate:
Decrease in annual pension cost	(2.1)	(2.5)
Decrease in annual post-employment benefits cost	(0.2)	(0.2)
Decrease in pension obligation	(42.7)	(38.8)
Decrease in post-employment benefits obligation	(3.5)	(3.3)
1% increase in the rate of future healthcare inflation:
Increase in annual post-retirement cost	0.3	0.3
Increase in post-retirement obligation	2.4	2.3
1% decrease in the rate of future healthcare inflation:
Decrease in annual post-retirement cost	(0.3)	(0.3)
Decrease in post-retirement obligation	(2.4)	(2.6)
A one year increase in life expectancy:
Increase in annual pension cost	0.7	0.6
Increase in annual post-employment benefits cost	0.1	–
Increase in pension obligation	18.0	16.2
Increase in post-employment benefits obligation	0.9	1.0

Schedule of weighted average duration of the defined benefit obligation

Years	2023	2022
Pension benefits	14	15
Post-employment benefits	14	13